CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Income statement
Revenue	$ 6,660	$ 6,676	$ 6,390
Cost of sales	(5,597)	(5,731)	(5,387)
Gross profit (loss)	1,063	945	1,003
Sales, general and administration expenses	(362)	(317)	(331)
Intangible amortization and impairment	(233)	(423)	(237)
Operating profit (loss)	468	205	435
Net finance expense	(659)	(479)	(638)
Share of post-tax losses in equity accounted joint venture	(49)
Profit/(loss) before tax	(240)	(274)	(203)
Income tax (charge)/credit	(44)	(18)	77
Profit/(loss) from continuing operations	(284)	(292)	(126)
Profit from discontinued operation	1,742	198	189
Profit/(loss) for the year	1,458	(94)	63
Profit/(loss) attributable to:
Equity holders	$ 1,458	$ (94)	$ 63
Earnings/(loss) per share:
Basic and diluted earnings/(loss) for the year attributable to equity holders | $ / shares	$ 6.17	$ (0.40)	$ 0.27
Basic and diluted loss per share from continuing operations attributable to equity holders | $ / shares	$ (1.20)	$ (1.24)	$ (0.55)
Before exceptional items
Income statement
Revenue	$ 6,660	$ 6,676	$ 6,390
Cost of sales	(5,595)	(5,623)	(5,309)
Gross profit (loss)	1,065	1,053	1,081
Sales, general and administration expenses	(311)	(300)	(286)
Intangible amortization and impairment	(233)	(237)	(237)
Operating profit (loss)	521	516	558
Net finance expense	(456)	(457)	(506)
Share of post-tax losses in equity accounted joint venture	(10)
Profit/(loss) before tax	55	59	52
Income tax (charge)/credit	(41)	(67)	(47)
Profit/(loss) from continuing operations	14	(8)	5
Profit from discontinued operation	215	211	201
Profit/(loss) for the year	229	203	206
Exceptional items
Income statement
Cost of sales	(2)	(108)	(78)
Gross profit (loss)	(2)	(108)	(78)
Sales, general and administration expenses	(51)	(17)	(45)
Intangible amortization and impairment		(186)
Operating profit (loss)	(53)	(311)	(123)
Net finance expense	(203)	(22)	(132)
Share of post-tax losses in equity accounted joint venture	(39)
Profit/(loss) before tax	(295)	(333)	(255)
Income tax (charge)/credit	(3)	49	124
Profit/(loss) from continuing operations	(298)	(284)	(131)
Profit from discontinued operation	1,527	(13)	(12)
Profit/(loss) for the year	$ 1,229	$ (297)	$ (143)